Services Income and Services Expense (Services Income and Services Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Product Information [Line Items]
Revenues from asset management and servicing	¥ 190,454	¥ 201,470	¥ 214,372
Revenues from automobile related business	73,091	76,134	70,442
Revenues from facilities management related business	102,399	106,632	115,177
Revenues from environment and energy related business	100,102	85,271	62,286
Revenues from real estate management and contract work	181,088	174,170	171,562
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	0	22,983	78,342
Other	90,769	68,526	53,367
Services income	737,903	735,186	765,548
Expenses from asset management and servicing	47,126	55,283	52,825
Expenses from automobile related business	44,417	46,424	43,163
Expenses from facilities management related business	87,709	90,949	99,582
Expenses from environment and energy related business	77,020	68,888	51,436
Expenses from real estate management and contract work	160,917	156,075	152,447
Other	34,088	27,768	26,223
Services expense	¥ 451,277	¥ 445,387	¥ 425,676